VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 64.2%
		Communication Services: 2.8%
15,731	(1)	Charter Communications, Inc.	$9,821,493	0.9
250,617		Comcast Corp. – Class A	11,593,542	1.0
8,007,867		Vodafone Group PLC	10,613,922	0.9
			32,028,957	2.8

		Consumer Discretionary: 5.1%
5,818	(1)	Booking Holdings, Inc.	9,952,736	0.9
418,818	(1)	Capri Holdings Ltd.	7,538,724	0.7
741,774		General Motors Co.	21,949,093	1.9
2,413,830		Kingfisher PLC	9,245,983	0.8
161,277		TJX Cos., Inc.	8,975,065	0.8
			57,661,601	5.1

		Consumer Staples: 4.7%
61,826		Kellogg Co.	3,993,341	0.3
102,567		Mondelez International, Inc.	5,892,474	0.5
298,055		Philip Morris International, Inc.	22,351,145	2.0
200,561		Sysco Corp.	12,478,905	1.1
385,253	(1)	US Foods Holding Corp.	8,560,322	0.8
			53,276,187	4.7

		Energy: 3.0%
289,277		Canadian Natural Resources Ltd.	4,636,079	0.4
177,250		Chevron Corp.	12,762,000	1.1
137,195		Concho Resources, Inc./Midland TX	6,053,044	0.6
498,396		Devon Energy Corp.	4,714,826	0.4
611,792		Parsley Energy, Inc. - Class A	5,726,373	0.5
			33,892,322	3.0

		Financials: 13.7%
540,831		American International Group, Inc.	14,889,077	1.3
378,752		Bank of America Corp.	9,124,136	0.8
146,088		Charles Schwab Corp.	5,292,768	0.5
297,280		Citigroup, Inc.	12,815,741	1.1
548,184		Citizens Financial Group, Inc.	13,858,092	1.2
325,458		Equitable Holdings, Inc.	5,936,354	0.5
91,438		Goldman Sachs Group, Inc.	18,376,295	1.6
386,855		Morgan Stanley	18,704,439	1.7
149,048		PNC Financial Services Group, Inc.	16,381,866	1.5
363,596		Truist Financial Corp.	13,834,828	1.2
695,850		Wells Fargo & Co.	16,359,433	1.5
40,012		Willis Towers Watson PLC	8,355,306	0.8
			153,928,335	13.7

		Health Care: 10.9%
102,328	(1)	Alcon, Inc.	5,801,559	0.5
61,314		Anthem, Inc.	16,468,327	1.5
279,936		Bristol-Myers Squibb Co.	16,877,341	1.5
128,487		CVS Health Corp.	7,503,641	0.7
264,858		GlaxoSmithKline PLC	4,965,449	0.5
89,254		Johnson & Johnson	13,288,136	1.2
68,696		McKesson Corp.	10,230,895	0.9
141,271		Medtronic PLC	14,680,882	1.3
227,596		Pfizer, Inc.	8,352,773	0.7
103,284		Sanofi	10,350,339	0.9
43,090		Universal Health Services, Inc.	4,611,492	0.4
69,589		Zimmer Biomet Holdings, Inc.	9,473,847	0.8
			122,604,681	10.9

		Industrials: 7.9%
103,418		Adecco Group AG	5,456,886	0.5
231,946		CSX Corp.	18,015,246	1.6
123,990		General Dynamics Corp.	17,163,936	1.5
418,611		Johnson Controls International plc	17,100,259	1.5
167,839		Raytheon Technologies Corp.	9,657,456	0.9
229,573		Textron, Inc.	8,285,290	0.8
104,945		Trane Technologies PLC	12,724,581	1.1
			88,403,654	7.9

		Information Technology: 9.5%
68,925		Apple, Inc.	7,982,204	0.7
324,675		Cognizant Technology Solutions Corp.	22,538,939	2.0
277,679		Corning, Inc.	8,999,576	0.8
75,443	(1)	Fiserv, Inc.	7,774,401	0.7
194,728		Intel Corp.	10,083,016	0.9
83,011		NXP Semiconductor NV - NXPI - US	10,360,603	0.9
252,604		Oracle Corp.	15,080,459	1.4
136,370		Qualcomm, Inc.	16,048,022	1.4
80,964		TE Connectivity Ltd.	7,913,421	0.7
			106,780,641	9.5

		Materials: 3.5%
563,233		Corteva, Inc.	16,226,743	1.4
181,660		Dow, Inc.	8,547,103	0.8
140,129		DowDuPont, Inc.	7,774,357	0.7
165,264		Nutrien Ltd.	6,483,306	0.6
			39,031,509	3.5

		Real Estate: 1.3%
309,593	(1)	CBRE Group, Inc.	14,541,583	1.3

		Utilities: 1.8%
75,361		Duke Energy Corp.	6,673,970	0.6
215,128		Exelon Corp.	7,692,977	0.7
208,276		FirstEnergy Corp.	5,979,604	0.5
			20,346,551	1.8

	Total Common Stock
	(Cost $690,146,798)		722,496,021	64.2

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: 0.9%
		Energy: 0.6%
140,612	(1),(2)	El Paso Energy Capital Trust I	$6,576,423	0.6

		Financials: 0.3%
75,900	(1)	AMG Capital Trust II	3,460,518	0.3
4,000	(1),(2),(3),(4)	Wells Fargo & Co.	104,240	0.0
			3,564,758	0.3

	Total Preferred Stock
	(Cost $10,847,296)		10,141,181	0.9

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 14.3%
		Basic Materials: 0.2%
770,000	(5)	LYB Finance Co. BV, 8.100%, 03/15/2027	1,018,816	0.1
195,000		International Paper Co., 6.000%, 11/15/2041	269,359	0.1
150,000		Rio Tinto Finance USA Ltd., 7.125%, 07/15/2028	212,803	0.0
211,000		Sherwin-Williams Co/The, 4.500%, 06/01/2047	262,708	0.0
			1,763,686	0.2

		Communications: 1.6%
455,000		America Movil SAB de CV, 4.375%, 07/16/2042	561,374	0.1
837,000		AT&T, Inc., 3.000%, 06/30/2022	870,422	0.1
125,000	(5)	AT&T, Inc., 3.500%, 09/15/2053	122,368	0.0
334,000	(5)	AT&T, Inc., 3.550%, 09/15/2055	321,073	0.0
533,000	(3)	AT&T, Inc., 4.300%, 02/15/2030	632,018	0.1
747,000		AT&T, Inc., 4.500%, 05/15/2035	883,019	0.1
1,635,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	1,731,756	0.2
1,495,000		Cisco Systems, Inc., 1.850%, 09/20/2021	1,516,453	0.1
910,000		Comcast Corp., 3.900%, 03/01/2038	1,080,185	0.1
1,055,000		Comcast Corp., 4.150%, 10/15/2028	1,274,722	0.1
135,000		Comcast Corp., 6.450%, 03/15/2037	204,060	0.0
188,000	(5)	Cox Communications, Inc., 2.950%, 10/01/2050	180,813	0.0
210,000		NBCUniversal Media LLC, 5.950%, 04/01/2041	313,608	0.0
1,405,000		Orange SA, 4.125%, 09/14/2021	1,453,962	0.1
910,000		Rogers Communications, Inc., 4.300%, 02/15/2048	1,118,794	0.1
415,000		Rogers Communications, Inc., 4.500%, 03/15/2043	510,993	0.0
390,000		Telefonica Emisiones SAU, 4.665%, 03/06/2038	449,890	0.0
860,000		Telefonica Emisiones SAU, 5.213%, 03/08/2047	1,023,034	0.1
2,060,000		Verizon Communications, Inc., 3.450%, 03/15/2021	2,089,967	0.2
535,000		Verizon Communications, Inc., 4.400%, 11/01/2034	668,897	0.1
833,000		Verizon Communications, Inc., 4.812%, 03/15/2039	1,093,377	0.1
			18,100,785	1.6

		Consumer, Cyclical: 0.8%
529,688		American Airlines 2014-1 Class A Pass Through Trust, 3.700%, 10/01/2026	442,093	0.0
115,313		Continental Airlines 2010-1 Class A Pass Through Trust, 4.750%, 07/12/2022	114,247	0.0
262,188		Continental Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	257,519	0.0
595,000		Dollar General Corp., 3.250%, 04/15/2023	631,554	0.1
563,000		General Motors Co., 6.600%, 04/01/2036	685,015	0.1
713,000		General Motors Financial Co., Inc., 5.250%, 03/01/2026	802,908	0.1
896,000		Home Depot, Inc., 2.000%, 04/01/2021	902,665	0.1
310,000		Lowe's Cos, Inc., 4.550%, 04/05/2049	400,106	0.0
404,000		MDC Holdings, Inc., 6.000%, 01/15/2043	489,598	0.0
740,000		Starbucks Corp., 3.550%, 08/15/2029	849,295	0.1
635,519		United Airlines 2014-2 Class A Pass Through Trust, 3.750%, 03/03/2028	602,940	0.1
544,946		United Airlines 2018-1 Class AA Pass Through Trust, 3.500%, 09/01/2031	518,572	0.0
1,000,000		Walgreens Boots Alliance, Inc., 3.300%, 11/18/2021	1,025,639	0.1

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
737,000		Walgreens Boots Alliance, Inc., 4.500%, 11/18/2034	$ 841,990	0.1
			8,564,141	0.8

		Consumer, Non-cyclical: 2.6%
1,299,000	(5)	AbbVie, Inc., 4.050%, 11/21/2039	1,487,582	0.1
1,137,000		AbbVie, Inc., 4.500%, 05/14/2035	1,380,689	0.1
185,000	(5)	AbbVie, Inc., 4.850%, 06/15/2044	227,604	0.0
1,273,000		Altria Group, Inc., 5.800%, 02/14/2039	1,628,066	0.1
1,475,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	1,783,275	0.2
216,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	268,580	0.0
498,000	(5)	Bayer US Finance II LLC, 4.375%, 12/15/2028	585,219	0.1
981,000	(5)	Bayer US Finance LLC, 3.000%, 10/08/2021	1,006,462	0.1
218,000		Becton Dickinson & Co., 4.875%, 05/15/2044	264,994	0.0
654,000		Bristol Myers Squibb Co., 4.125%, 06/15/2039	825,016	0.1
325,000		Bristol Myers Squibb Co., 4.000%, 08/15/2023	354,636	0.0
1,445,000		Bristol Myers Squibb Co., 4.625%, 05/15/2044	1,941,805	0.2
107,000		Cigna Corp., 4.800%, 08/15/2038	133,028	0.0
620,000		CVS Health Corp., 3.375%, 08/12/2024	675,388	0.1
119,000		CVS Health Corp., 4.100%, 03/25/2025	134,586	0.0
449,487		CVS Pass-Through Trust, 6.036%, 12/10/2028	511,176	0.0
755,000		Gilead Sciences, Inc., 4.400%, 12/01/2021	783,060	0.1
80,000		GlaxoSmithKline Capital, Inc., 6.375%, 05/15/2038	123,510	0.0
1,232,000	(5)	Heineken NV, 3.500%, 01/29/2028	1,408,089	0.1
240,000		Ingredion, Inc., 6.625%, 04/15/2037	335,279	0.0
1,526,000	(5)	Jazz Investments I Ltd., 2.000%, 06/15/2026	1,789,675	0.2
150,000	(5)	Kraft Heinz Foods Co., 4.625%, 10/01/2039	159,514	0.0
963,000		Laboratory Corp. of America Holdings, 3.200%, 02/01/2022	996,586	0.1
423,000		Laboratory Corp. of America Holdings, 4.700%, 02/01/2045	538,617	0.0
92,000		Mead Johnson Nutrition Co., 4.125%, 11/15/2025	106,342	0.0
413,000		Medtronic, Inc., 4.375%, 03/15/2035	554,527	0.1
513,000		Molson Coors Beverage Co., 4.200%, 07/15/2046	542,554	0.1
574,000		Mylan NV, 3.150%, 06/15/2021	583,313	0.1
3,220,000	(5)	Nestle Holdings, Inc., 3.100%, 09/24/2021	3,303,527	0.3
1,245,000		PepsiCo, Inc., 3.000%, 08/25/2021	1,275,414	0.1
1,730,000		Pfizer, Inc., 3.000%, 09/15/2021	1,776,035	0.2
275,000		Philip Morris International, Inc., 3.600%, 11/15/2023	299,831	0.0
820,000		Philip Morris International, Inc., 4.875%, 11/15/2043	1,052,000	0.1
155,000		UnitedHealth Group, Inc., 3.500%, 08/15/2039	178,246	0.0
79,000		Zoetis, Inc., 4.700%, 02/01/2043	103,981	0.0
			29,118,206	2.6

		Energy: 1.0%
612,000	(5)	Cameron LNG LLC, 3.701%, 01/15/2039	687,905	0.1
392,000		ConocoPhillips Co., 4.150%, 11/15/2034	436,409	0.0
182,000		Energy Transfer Operating L.P., 4.200%, 09/15/2023	191,986	0.0
570,000		Energy Transfer Operating L.P., 4.900%, 03/15/2035	558,132	0.0
723,000		Energy Transfer Operating L.P., 5.000%, 05/15/2050	666,639	0.1
833,000		Enterprise Products Operating LLC, 4.250%, 02/15/2048	887,532	0.1
250,000		Husky Energy, Inc., 3.950%, 04/15/2022	258,446	0.0
700,000		Kinder Morgan, Inc., 5.300%, 12/01/2034	825,405	0.1
2,340,000		MPLX L.P., 4.500%, 07/15/2023	2,536,996	0.2
973,000		MPLX L.P., 4.500%, 04/15/2038	996,964	0.1
570,000		Noble Energy, Inc., 5.250%, 11/15/2043	755,395	0.1

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
295,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/2022	$ 302,199	0.0
858,000		Spectra Energy Partners L.P., 4.500%, 03/15/2045	976,353	0.1
544,000		Suncor Energy, Inc., 3.600%, 12/01/2024	592,819	0.0
835,000		Sunoco Logistics Partners Operations L.P., 5.300%, 04/01/2044	775,471	0.1
215,000		Texas Eastern Transmission L.P., 7.000%, 07/15/2032	291,075	0.0
			11,739,726	1.0

		Financial: 5.2%
231,000		Air Lease Corp., 3.000%, 09/15/2023	234,611	0.0
1,870,000		Air Lease Corp., 4.250%, 09/15/2024	1,952,177	0.2
885,000		Aircastle Ltd., 4.400%, 09/25/2023	878,813	0.1
410,000		Allstate Corp./The, 3.280%, 12/15/2026	466,946	0.0
543,000		American Express Co., 3.625%, 12/05/2024	600,412	0.0
1,140,000		American International Group, Inc., 4.375%, 01/15/2055	1,308,395	0.1
455,000	(5)	ANZ New Zealand Int'l Ltd./London, 2.875%, 01/25/2022	469,493	0.0
440,000	(5)	Apollo Management Holdings L.P., 4.000%, 05/30/2024	487,369	0.0
285,000	(5)	Athene Global Funding, 2.750%, 06/25/2024	297,487	0.0
1,555,000	(5)	Athene Global Funding, 4.000%, 01/25/2022	1,614,924	0.1
948,000	(3)	Australia & New Zealand Banking Group Ltd./New York NY, 2.300%, 06/01/2021	960,788	0.1
3,120,000		Australia & New Zealand Banking Group Ltd./New York NY, 2.700%, 11/16/2020	3,129,482	0.3
720,000		Bank of America Corp., 3.248%, 10/21/2027	796,054	0.1
725,000	(5)	BBVA Bancomer SA/Texas, 4.375%, 04/10/2024	781,376	0.1
765,000		Brookfield Asset Management, Inc., 4.000%, 01/15/2025	858,804	0.1
1,140,000		Capital One Financial Corp., 3.200%, 01/30/2023	1,204,193	0.1
130,000	(5)	Carlyle Holdings Finance LLC, 3.875%, 02/01/2023	139,455	0.0
630,000	(4)	Citigroup, Inc., 3.668%, 07/24/2028	708,019	0.1
1,930,000	(3)	Citigroup, Inc., 4.000%, 08/05/2024	2,123,147	0.2
520,000		Citigroup, Inc., 4.750%, 05/18/2046	655,739	0.1
260,000		Citigroup, Inc., 5.300%, 05/06/2044	347,172	0.0
560,000		Citigroup, Inc., 6.675%, 09/13/2043	862,458	0.1
595,000		Citizens Financial Group, Inc., 2.375%, 07/28/2021	603,689	0.1
472,000	(5)	Credit Suisse AG, 6.500%, 08/08/2023	536,242	0.0
60,000		Crown Castle International Corp., 4.750%, 05/15/2047	74,127	0.0
620,000		Discover Bank, 3.350%, 02/06/2023	656,385	0.1
2,275,000		EPR Properties, 4.750%, 12/15/2026	2,179,883	0.2
820,000		Goldman Sachs Group, Inc., 4.250%, 10/21/2025	932,666	0.1
355,000		Goldman Sachs Group, Inc., 5.250%, 07/27/2021	368,929	0.0
835,000		Office Properties Income Trust, 4.000%, 07/15/2022	845,404	0.1
755,000	(3),(5)	Guardian Life Global Funding, 2.900%, 05/06/2024	813,732	0.1
840,000		Healthpeak Properties, Inc., 3.875%, 08/15/2024	932,027	0.1
320,000		Healthpeak Properties, Inc., 4.200%, 03/01/2024	352,641	0.0
240,000		Service Properties Trust, 5.000%, 08/15/2022	239,755	0.0
1,790,000	(4)	HSBC Holdings PLC, 2.633%, 11/07/2025	1,865,600	0.2
670,000	(5)	Jackson National Life Global Funding, 2.100%, 10/25/2021	682,709	0.1
620,000	(3),(5)	Jackson National Life Global Funding, 3.250%, 01/30/2024	665,403	0.1
550,000		JPMorgan Chase & Co., 3.200%, 06/15/2026	610,358	0.1
1,270,000	(4)	JPMorgan Chase & Co., 3.509%, 01/23/2029	1,430,073	0.1
665,000	(4)	JPMorgan Chase & Co., 3.545%, 12/31/2199	616,638	0.1

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,270,000	(4)	JPMorgan Chase & Co., 3.897%, 01/23/2049	$ 1,530,085	0.1
675,000	(4)	JPMorgan Chase & Co., 4.260%, 02/22/2048	851,218	0.1
443,000	(5)	KKR Group Finance Co. III LLC, 5.125%, 06/01/2044	553,797	0.0
950,000	(5)	Liberty Mutual Group, Inc., 3.950%, 05/15/2060	1,045,882	0.1
587,000		Lifestorage L.P./CA, 3.500%, 07/01/2026	652,442	0.1
285,000		Markel Corp., 5.000%, 03/30/2043	346,296	0.0
525,000		Markel Corp., 5.000%, 05/20/2049	702,215	0.1
1,300,000	(5)	MassMutual Global Funding II, 2.000%, 04/15/2021	1,312,457	0.1
2,360,000	(5)	Mizuho Financial Group Cayman 3 Ltd., 4.600%, 03/27/2024	2,591,651	0.2
1,040,000		Morgan Stanley, 4.000%, 07/23/2025	1,174,786	0.1
1,230,000	(3)	National Australia Bank Ltd./New York, 1.875%, 07/12/2021	1,246,006	0.1
1,000,000	(5)	Nationwide Financial Services, Inc., 5.300%, 11/18/2044	1,158,635	0.1
1,105,000	(3)	PartnerRe Finance B LLC, 3.700%, 07/02/2029	1,235,375	0.1
755,000		PNC Financial Services Group, Inc./The, 3.450%, 04/23/2029	869,771	0.1
200,000		Regency Centers L.P., 2.950%, 09/15/2029	207,225	0.0
300,000		Regency Centers L.P., 4.650%, 03/15/2049	350,276	0.0
259,000		Reinsurance Group of America, Inc., 4.700%, 09/15/2023	286,279	0.0
690,000	(5)	Reliance Standard Life Global Funding II, 3.050%, 01/20/2021	695,184	0.1
805,000	(5)	Societe Generale SA, 5.000%, 01/17/2024	870,269	0.1
985,000	(3),(5)	Standard Chartered PLC, 3.050%, 01/15/2021	991,699	0.1
670,000		Synchrony Financial, 3.950%, 12/01/2027	721,080	0.1
445,000		Travelers Cos, Inc., 4.600%, 08/01/2043	580,385	0.0
585,000	(5)	UBS Group AG, 4.125%, 04/15/2026	675,578	0.1
410,000		US Bancorp, 3.100%, 04/27/2026	456,084	0.0
965,000		Wells Fargo & Co., 3.550%, 09/29/2025	1,074,202	0.1
470,000		Wells Fargo & Co., 4.100%, 06/03/2026	529,575	0.0
300,000		Wells Fargo & Co., 4.650%, 11/04/2044	365,671	0.0
315,000		Willis North America, Inc., 3.600%, 05/15/2024	344,182	0.0
350,000		WR Berkley Corp., 4.625%, 03/15/2022	369,821	0.0
			59,071,701	5.2

		Industrial: 1.4%
305,000	(5)	Aviation Capital Group LLC, 2.875%, 01/20/2022	302,732	0.0
1,095,000	(5)	Aviation Capital Group LLC, 4.875%, 10/01/2025	1,078,785	0.1
970,000		Avnet, Inc., 4.625%, 04/15/2026	1,085,467	0.1
435,000	(5)	BAE Systems Holdings, Inc., 2.850%, 12/15/2020	436,213	0.0
330,000		CSX Corp., 5.500%, 04/15/2041	450,868	0.1
1,015,000		Deere & Co., 2.600%, 06/08/2022	1,048,955	0.1
295,000		FedEx Corp., 4.900%, 01/15/2034	383,769	0.0
1,620,000		General Dynamics Corp., 3.875%, 07/15/2021	1,651,509	0.1
620,000		Honeywell International, Inc., 0.498%, (US0003M + 0.230%), 08/19/2022	620,577	0.1
459,000		Norfolk Southern Corp., 3.400%, 11/01/2049	513,387	0.1
1,294,000		Northrop Grumman Corp., 2.080%, 10/15/2020	1,294,865	0.1
703,000		Packaging Corp. of America, 4.500%, 11/01/2023	778,199	0.1
285,000		Precision Castparts Corp., 2.500%, 01/15/2023	297,424	0.0
2,395,000		Raytheon Co., 3.125%, 10/15/2020	2,397,473	0.2
345,000		Raytheon Technologies Corp., 4.450%, 11/16/2038	424,673	0.0
410,000	(5)	SMBC Aviation Capital Finance DAC, 2.650%, 07/15/2021	413,556	0.0
157,000		Union Pacific Corp., 3.646%, 02/15/2024	171,346	0.0
375,000		Union Pacific Corp., 3.839%, 03/20/2060	436,757	0.1
730,000		Union Pacific Corp., 4.150%, 01/15/2045	893,809	0.1
330,000		United Parcel Service, Inc., 3.400%, 11/15/2046	372,053	0.0

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
752,000		Waste Management, Inc., 3.900%, 03/01/2035	$ 911,865	0.1
			15,964,282	1.4

		Technology: 0.9%
1,146,000		Apple, Inc., 2.150%, 02/09/2022	1,175,105	0.1
435,000		Apple, Inc., 3.350%, 02/09/2027	497,993	0.0
1,030,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.625%, 01/15/2024	1,108,638	0.1
910,000	(5)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	998,266	0.1
35,000	(5)	Dell International LLC / EMC Corp., 8.350%, 07/15/2046	46,511	0.0
340,000		DXC Technology Co., 4.450%, 09/18/2022	357,047	0.0
1,630,000		Fiserv, Inc., 3.800%, 10/01/2023	1,780,089	0.2
200,000		Micron Technology, Inc., 4.663%, 02/15/2030	235,110	0.0
649,000		Microsoft Corp., 3.500%, 02/12/2035	803,347	0.1
690,000		NVIDIA Corp., 2.200%, 09/16/2021	701,461	0.1
795,000	(5)	NXP BV / NXP Funding LLC, 5.350%, 03/01/2026	941,190	0.1
985,000		Oracle Corp., 3.600%, 04/01/2040	1,128,110	0.1
285,000		Texas Instruments, Inc., 2.625%, 05/15/2024	306,198	0.0
			10,079,065	0.9

		Utilities: 0.6%
620,000	(5)	Electricite de France SA, 4.875%, 01/22/2044	758,168	0.1
345,000		Georgia Power Co., 3.700%, 01/30/2050	386,241	0.0
703,000		NextEra Energy Capital Holdings, Inc., 3.550%, 05/01/2027	793,269	0.1
760,000		NiSource, Inc., 4.375%, 05/15/2047	943,229	0.1
605,000		Oglethorpe Power Corp., 4.550%, 06/01/2044	657,173	0.1
667,000		Sempra Energy, 3.800%, 02/01/2038	746,254	0.1
1,270,000		Southern Co/The, 2.350%, 07/01/2021	1,286,871	0.1
529,000		Xcel Energy, Inc., 0.500%, 10/15/2023	528,824	0.0
274,000		Xcel Energy, Inc., 3.500%, 12/01/2049	305,651	0.0
			6,405,680	0.6

	Total Corporate Bonds/Notes
	(Cost $146,429,292)		160,807,272	14.3

MUNICIPAL BONDS: 0.0%
		Georgia: 0.0%
320,000		Municipal Electric Authority of Georgia, 6.655%, 04/01/2057	484,986	0.0

	Total Municipal Bonds
	(Cost $320,000)		484,986	0.0

U.S. TREASURY OBLIGATIONS: 3.8%
		U.S. Treasury Bonds: 0.8%
3,042,000		0.625%,08/15/2030	3,024,651	0.3
5,037,800	(3)	1.250%,05/15/2050	4,775,284	0.4
425,000	(3)	4.500%,02/15/2036	643,194	0.1
			8,443,129	0.8

		U.S. Treasury Notes: 3.0%
5,000,000		0.125%,09/30/2022	4,999,609	0.4
21,060,000		0.125%,09/15/2023	21,041,079	1.9
6,196,700		0.250%,09/30/2025	6,188,712	0.6
1,570,000		0.375%,09/30/2027	1,559,574	0.1
180,000		2.625%,11/15/2020	180,556	0.0
			33,969,530	3.0

	Total U.S. Treasury Obligations
	(Cost $42,360,396)		42,412,659	3.8

CONVERTIBLE BONDS/NOTES: 10.7%
		Communications: 4.9%
389,000	(3),(5)	Booking Holdings, Inc., 0.750%, 05/01/2025	501,417	0.1
1,490,000		Booking Holdings, Inc., 0.900%, 09/15/2021	1,589,241	0.1
3,989,000		Trip.com Group Ltd., 1.250%, 09/15/2022	3,538,236	0.3
7,840,000		DISH Network Corp., 3.375%, 08/15/2026	7,216,693	0.6
1,319,000		Finisar Corp., 0.500%, 12/15/2036	1,329,610	0.1
2,501,000		FireEye, Inc., 1.000%, 06/01/2035	2,465,865	0.2
2,535,000		FireEye, Inc., 1.625%, 06/01/2035	2,460,594	0.2
2,954,000	(5)	GCI Liberty, Inc., 1.750%, 09/30/2046	5,076,449	0.5
3,579,000	(3)	JOYY, Inc., 1.375%, 06/15/2026	3,863,083	0.4
2,665,000		Liberty Latin America Ltd., 2.000%, 07/15/2024	2,192,188	0.2
9,559,000		Liberty Media Corp., 1.375%, 10/15/2023	10,450,348	0.9
1,933,000		Liberty Media Corp., 2.250%, 09/30/2046	909,670	0.1

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CONVERTIBLE BONDS/NOTES: (continued)
		Communications: (continued)
673,000		Liberty Media Corp.-Liberty Formula One, 1.000%, 01/30/2023	$ 801,743	0.1
3,355,000	(5)	Match Group Financeco 3, Inc., 2.000%, 01/15/2030	5,107,798	0.5
2,327,000		Viavi Solutions, Inc., 1.000%, 03/01/2024	2,630,964	0.2
2,258,000	(3)	Viavi Solutions, Inc., 1.750%, 06/01/2023	2,509,315	0.2
1,437,000		Zillow Group, Inc., 2.750%, 05/15/2025	2,490,009	0.2
			55,133,223	4.9

		Consumer, Cyclical: 0.2%
2,264,000		Live Nation Entertainment, Inc., 2.500%, 03/15/2023	2,533,113	0.2

		Consumer, Non-cyclical: 2.5%
3,952,000	(3)	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	3,956,911	0.3
3,140,000		DexCom, Inc., 0.750%, 12/01/2023	7,940,275	0.7
617,000	(3)	Euronet Worldwide, Inc., 0.750%, 03/15/2049	593,477	0.1
1,831,000	(5)	Integra LifeSciences Holdings Corp., 0.500%, 08/15/2025	1,722,860	0.2
2,104,000		Neurocrine Biosciences, Inc., 2.250%, 05/15/2024	2,914,040	0.3
2,762,000		NuVasive, Inc., 2.250%, 03/15/2021	2,861,843	0.3
936,000	(5)	Pacira BioSciences, Inc., 0.750%, 08/01/2025	1,013,626	0.1
263,000		Pacira BioSciences, Inc., 2.375%, 04/01/2022	302,839	0.0
1,212,000		Supernus Pharmaceuticals, Inc., 0.625%, 04/01/2023	1,122,408	0.1
380,000	(5)	Tandem Diabetes Care, Inc., 1.500%, 05/01/2025	493,045	0.0
3,735,000	(5)	Teladoc Health, Inc., 1.250%, 06/01/2027	4,689,476	0.4
			27,610,800	2.5

		Financial: 0.2%
2,241,000		BofA Finance LLC, 0.125%, 09/01/2022	2,546,896	0.2

		Technology: 2.9%
2,133,000		Cree, Inc., 0.875%, 09/01/2023	2,651,982	0.2
1,542,000	(5)	Cree, Inc., 1.750%, 05/01/2026	2,367,934	0.2
2,544,000		Microchip Technology, Inc., 1.625%, 02/15/2027	3,925,822	0.3
4,003,000		Nuance Communications, Inc., 1.000%, 12/15/2035	5,829,369	0.5
1,819,000		Nuance Communications, Inc., 1.250%, 04/01/2025	3,231,090	0.3
2,479,000		ON Semiconductor Corp., 1.000%, 12/01/2020	2,974,800	0.3
790,000		RealPage, Inc., 1.500%, 11/15/2022	1,161,300	0.1
3,899,000		SanDisk LLC, 0.500%, 10/15/2020	3,278,743	0.3
726,000		Silicon Laboratories, Inc., 1.375%, 03/01/2022	871,292	0.1
2,238,000		Western Digital Corp., 1.500%, 02/01/2024	2,135,938	0.2
2,643,000		Workday, Inc., 0.250%, 10/01/2022	4,072,711	0.4
			32,500,981	2.9

	Total Convertible Bonds/Notes
	(Cost $100,925,732)		120,325,013	10.7

STRUCTURED NOTES: 2.3%
		Diversified Finan Serv: 1.2%
6,016,000		Wells Fargo Bank N.A., Convertible Trust - Energy Series 2019-1 (Linked to a basket of 4 Stocks), 0.330%, 09/19/2024	6,034,650	0.6
5,968,000		Wells Fargo Bank N.A., Convertible Trust - Media Series 2019-1 (Linked to a basked of 3 Stocks), 0.250%, 12/04/2024	6,740,259	0.6
			12,774,909	1.2

		Financial: 1.1%
5,915,000		Wells Fargo Bank N.A., Convertible Trust - Consumer Series 2018-1 (Linked to a basket of 5 Bonds), 0.250%, 01/17/2024	6,064,058	0.5
6,139,000		Wells Fargo Bank N.A., Convertible Trust - Healthcare Series 2018-1 (Linked to a basket of 4 Bonds), 0.250%, 02/05/2024	6,619,070	0.6
			12,683,128	1.1

	Total Structured Notes
	(Cost $24,553,501)		25,458,037	2.3

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
EQUITY-LINKED NOTES: 1.0%
		Financial: 1.0%
4,397,000	(5)	Credit Suisse AG, Convertible Basket (Basket of 5 Common Stocks), 0.500%, 06/24/2024	$ 4,200,014	0.4
6,746,000		GS Finance Corp (Guarantor: The Goldman Sachs Group, Inc.), Exchangeable Basket (Basket of 5 Common Stocks), 0.250%, 07/08/2024	6,676,861	0.6

	Total Equity-Linked Notes
	(Cost $11,143,000)		10,876,875	1.0

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.1%
		Federal National Mortgage Association: 0.1%(6)
915,000		6.625%,11/15/2030	1,406,061	0.1

	Total U.S. Government Agency Obligations
	(Cost $1,010,553)		1,406,061	0.1

	Total Long-Term Investments
	(Cost $1,027,736,568)		1,094,408,105	97.3

SHORT-TERM INVESTMENTS: 4.2%
		Repurchase Agreements: 1.0%
1,294,374	(7)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/20, 0.10%, due 10/01/20 (Repurchase Amount $1,294,378, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.415%-9.000%, Market Value plus accrued interest $1,320,261, due 10/25/20-06/20/69)	1,294,374	0.1
1,611,598	(7)	Citadel Securities LLC, Repurchase Agreement dated 09/30/20, 0.12%, due 10/01/20 (Repurchase Amount $1,611,603, collateralized by various U.S. Government Securities, 0.000%-7.500%, Market Value plus accrued interest $1,643,837, due 10/08/20-08/15/50)	1,611,598	0.1
2,946,717	(7)	Citigroup, Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $2,946,723, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.625%, Market Value plus accrued interest $3,005,651, due 11/27/20-11/01/59)	2,946,717	0.3
2,897,895	(7)	HSBC Securities USA, Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $2,897,901, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $2,955,853, due 11/01/26-08/01/50)	2,897,895	0.2
2,946,717	(7)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $2,946,723, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $3,005,651, due 10/27/20-07/15/61)	2,946,717	0.3

	Total Repurchase Agreements
	(Cost $11,697,301)		11,697,301	1.0

Shares			Value	Percentage of Net Assets
		Mutual Funds(7): 3.2%
35,068,577	(7),(8)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%	35,068,577	3.1
298,000	(7),(8)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.000%	298,000	0.0

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
367,000	(7),(8)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.020%	$ 367,000	0.1
	Total Mutual Funds
	(Cost $35,733,577)		35,733,577	3.2

	Total Short-Term Investments
	(Cost $47,430,878)		47,430,878	4.2

	Total Investments in Securities (Cost $1,075,167,446)		$ 1,141,838,983	101.5
	Liabilities in Excess of Other Assets		(16,418,247)	(1.5)
	Net Assets		$ 1,125,420,736	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Preferred Stock may be called prior to convertible date.
(3)	Security, or a portion of the security, is on loan.
(4)	Variable rate security. Rate shown is the rate in effect as of September 30, 2020.
(5)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(6)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(7)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(8)	Rate shown is the 7-day yield as of September 30, 2020.

Reference Rate Abbreviations:
US0003M	3-month LIBOR

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Common Stock
Communication Services	$21,415,035	$10,613,922	$–	$32,028,957
Consumer Discretionary	48,415,618	9,245,983	–	57,661,601
Consumer Staples	53,276,187	–	–	53,276,187
Energy	33,892,322	–	–	33,892,322
Financials	153,928,335	–	–	153,928,335
Health Care	101,487,334	21,117,347	–	122,604,681
Industrials	82,946,768	5,456,886	–	88,403,654
Information Technology	106,780,641	–	–	106,780,641
Materials	39,031,509	–	–	39,031,509
Real Estate	14,541,583	–	–	14,541,583

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Utilities	$20,346,551	$–	$–	$20,346,551
Total Common Stock	676,061,883	46,434,138	–	722,496,021
Preferred Stock	6,680,663	3,460,518	–	10,141,181
Corporate Bonds/Notes	–	160,807,272	–	160,807,272
Municipal Bonds	–	484,986	–	484,986
Convertible Bonds/Notes	–	120,325,013	–	120,325,013
Structured Notes	–	25,458,037	–	25,458,037
Equity-Linked Notes	–	10,876,875	–	10,876,875
U.S. Government Agency Obligations	–	1,406,061	–	1,406,061
U.S. Treasury Obligations	–	42,412,659	–	42,412,659
Short-Term Investments	35,733,577	11,697,301	–	47,430,878
Total Investments, at fair value	$718,476,123	$423,362,860	$–	$1,141,838,983
Other Financial Instruments+
Forward Foreign Currency Contracts	–	319,876	–	319,876
Total Assets	$718,476,123	$423,682,736	$–	$1,142,158,859
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(54,372)	$–	$(54,372)
Total Liabilities	$–	$(54,372)	$–	$(54,372)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2020, the following forward foreign currency contracts were outstanding for VY® Invesco Equity and Income Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD 248,656	USD 188,383	State Street Bank and Trust Co.	10/16/20	$(1,632)
GBP 256,783	USD 327,356	State Street Bank and Trust Co.	10/16/20	4,009
GBP 441,125	USD 562,123	State Street Bank and Trust Co.	10/16/20	7,126
GBP 1,017,152	USD 1,301,796	State Street Bank and Trust Co.	10/16/20	10,787
GBP 1,051,262	USD 1,361,389	State Street Bank and Trust Co.	10/16/20	(4,790)
GBP 432,514	USD 559,954	State Street Bank and Trust Co.	10/16/20	(1,817)
GBP 1,504,985	USD 1,954,173	State Street Bank and Trust Co.	10/16/20	(12,067)
GBP 464,423	USD 598,165	State Street Bank and Trust Co.	10/16/20	1,149
EUR 183,587	USD 215,105	State Street Bank and Trust Co.	10/16/20	207
EUR 132,732	USD 157,043	State Street Bank and Trust Co.	10/16/20	(1,374)
CHF 502,380	USD 546,850	State Street Bank and Trust Co.	10/16/20	(1,183)
CAD 67,256	USD 50,281	State Street Bank and Trust Co.	10/16/20	231
CAD 143,193	USD 107,265	State Street Bank and Trust Co.	10/16/20	279
CAD 232,145	USD 174,511	State Street Bank and Trust Co.	10/16/20	(161)
CAD 88,953	USD 66,875	State Street Bank and Trust Co.	10/16/20	(68)
USD 34,528	EUR 29,056	State Street Bank and Trust Co.	10/16/20	450
USD 21,835	CAD 28,722	State Street Bank and Trust Co.	10/16/20	264
USD 169,295	CHF 155,599	State Street Bank and Trust Co.	10/16/20	290
USD 121,566	CAD 162,718	State Street Bank and Trust Co.	10/16/20	(642)
USD 255,575	GBP 200,479	State Street Bank and Trust Co.	10/16/20	(3,133)

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

USD 106,716	EUR 91,407	State Street Bank and Trust Co.	10/16/20	(487)
USD 638,138	GBP 501,669	State Street Bank and Trust Co.	10/16/20	(9,240)
USD 82,734	CAD 110,649	State Street Bank and Trust Co.	10/16/20	(367)
USD 208,996	CHF 190,191	State Street Bank and Trust Co.	10/16/20	2,417
USD 43,667	CHF 39,562	State Street Bank and Trust Co.	10/16/20	697
USD 96,153	CAD 126,471	State Street Bank and Trust Co.	10/16/20	1,169
USD 117,887	CHF 107,244	State Street Bank and Trust Co.	10/16/20	1,403
USD 270,942	CAD 357,311	State Street Bank and Trust Co.	10/16/20	2,588
USD 121,725	CHF 110,464	State Street Bank and Trust Co.	10/16/20	1,743
USD 8,088,410	EUR 6,807,853	State Street Bank and Trust Co.	10/16/20	104,138
USD 3,687,348	CAD 4,849,847	State Street Bank and Trust Co.	10/16/20	44,925
USD 8,559,760	CHF 7,756,709	State Street Bank and Trust Co.	10/16/20	134,707
USD 155,698	EUR 131,932	State Street Bank and Trust Co.	10/16/20	967
CAD 190,923	USD 143,453	State Street Bank and Trust Co.	10/16/20	330
USD 24,320,757	GBP 18,860,230	The Bank of New York Mellon	10/16/20	(17,411)
				$265,504

Currency Abbreviations
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	EU Euro
GBP	-	British Pound
USD	-	United States Dollar

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,077,734,458.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$130,964,303
Gross Unrealized Depreciation	(66,459,346)
Net Unrealized Appreciation	$64,504,957